UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 77,435,995	$ 92,621,078
Initial recognition and changes in the fair value of biological assets at the point of harvest	160,540	666,175
Cost of sales	(41,296,485)	(55,796,045)
Changes in the net realizable value of agricultural products after harvest	(340,072)	563,145
Research and development expenses	(5,716,468)	(4,411,279)
Selling, general and administrative expenses	(23,137,060)	(30,164,126)
Share of profit or loss of joint ventures and associates	296,772	(586,318)
Other income or expenses, net	(195,676)	(524,023)
Operating profit	7,207,546	2,368,607
Financial cost	(9,116,403)	(7,161,848)
Other financial results	(3,456,380)	(2,671,221)
Loss before income tax	(5,365,237)	(7,464,462)
Income tax	(2,082,995)	1,266,409
Loss for the period	(7,448,232)	(6,198,053)
(Loss) / Profit for the period attributable to:
Equity holders of the parent	(7,327,885)	(6,369,262)
Non-controlling interests	(120,347)	171,209
Loss for the period	$ (7,448,232)	$ (6,198,053)
Loss per share
Basic loss attributable to ordinary equity holders of the parent	$ (0.1155)	$ (0.1013)
Diluted loss attributable to ordinary equity holders of the parent	$ (0.1155)	$ (0.1013)
Loss for the period	$ (7,448,232)	$ (6,198,053)
Other comprehensive loss	(312,728)	(11,043)
Items that may be subsequently reclassified to loss	(312,728)	(11,043)
Foreign exchange differences on translation of foreign operations	(312,728)	(11,043)
Total comprehensive loss	(7,760,960)	(6,209,096)
Total comprehensive (loss)/ profit attributable to:
Equity holders of the parent	(7,650,435)	(6,414,822)
Non-controlling interests	(110,525)	205,726
Total comprehensive loss	$ (7,760,960)	$ (6,209,096)